Interest Rate Swaps (Tables)	9 Months Ended
Sep. 30, 2020
Designated as hedging instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Schedule of interest rate swap liabilities

Derivatives designated as hedging instruments	Balance Sheet location	September 30, 2020	December 31, 2019
Interest rate swap	Current portion of derivative liabilities	$289,030	—
Interest rate swap	Non - current portion of derivative liabilities	$416,366	—

Not designated as hedging instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Schedule of interest rate swap liabilities

Derivatives not designated as hedging instruments	Balance Sheet location	September 30, 2020	December 31, 2019
Interest rate swap	Current portion of derivative liabilities	$35,200	—
Interest rate swap	Non - current portion of derivative liabilities	$50,536	—